Share-based Payments (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Number and Weighted Average Exercise Price of Share Options

The following table shows the number and weighted average exercise price (WAEP) of share options issued under the ESOP:

	2018	2018	2017	2017	2016	2016
	Number	WAEP	Number	WAEP	Number	WAEP
		$		$		$
Outstanding at the beginning of the year	9,724,000	0.832	12,220,000	1.079	12,500,000	1.234
Granted during the year	19,950,000	0.218	2,200,000	0.166	6,720,000	0.770
Exercised during the year	—	—	—	—	—	—
Lapsed or forfeited during the year	(5,196,668)	0.426	(4,696,000)	1.164	(7,000,000)	1.060
Outstanding at the end of the year	24,477,332	0.416	9,724,000	0.832	12,220,000	1.079

Options exercisable at the end of the year	6,527,333		6,497,333		8,292,000

Summary of Details of ESOP Share Options Outstanding

Details of ESOP share options outstanding as at end of year:

			2018	2017	2016
		Exercise	Number	Number	Number
Grant date	Expiry date	price	Under option	Under option	Under option
September 26, 2011*	September 26, 2016	$1.250	—	—	2,800,000
November 17, 2012 **	November 17, 2017	$1.250	—	400,000	600,000
February 7, 2012**	February 7, 2017	$1.250	—	—	156,000
November 6, 2012**	November 6, 2017	$1.250	—	—	400,000
November 10, 2013 *	May 18 2018	$0.620	—	400,000	400,000
August 22, 2013 **	August 22 2018	$1.250	480,000	480,000	480,000
May 15, 2014 **	May 15, 2019	$1.500	90,000	180,000	180,000
December 17, 2014 **	December 17, 2019	$1.250	2,334,000	2,334,000	2,634,000
May 6, 2015 **	May 6, 2020	$1.250	650,000	650,000	650,000
November 12, 2015*	November 12, 2020	$0.770	2,240,000	3,080,000	3,920,000
August 9, 2016**	August 9, 2021	$0.167	1,466,666	2,200,000	—
July 17, 2017**	July 17, 2022	$0.196	6,566,666	—	—
April 11, 2018**	April 11, 2023	$0.298	650,000	—	—
June 26, 2018**	June 26, 2023	$0.228	10,000,000	—	—
			24,477,332	9,724,000	12,220,000
*	Non-Executive Directors options
**	ESOP options

Summary of Valuation Model Inputs used to Determine the Fair Value at the Grant Date

For the options granted during the year, the valuation model inputs used to determine the fair value at the grant date are as follows:

Grant date	Expiry date	Share price	Exercise	Expected *	Dividend	Risk-free	Fair value
		at grant date	price	volatility	yield	interest rate	at grant date
17/07/2017	17/07/2022	$0.130	$0.196	100.01%	—%	2.370%	$0.091
11/04/2018	11/04/2023	$0.200	$0.298	101.43%	—%	2.373%	$0.141
26/06/2018	26/06/2023	$0.145	$0.228	100.31%	—%	2.303%	$0.100
*	expected volatility was determined with reference to the Benitec share price based on historical volatility